Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2013
Accrued Liabilities [Abstract]
Summary Of Accrued Liabilities
The Company's accrued liabilities consist of the following:

	As of January 31,
(Amounts in millions)	2013	2012
Accrued wages and benefits(1)	$5,059	$5,089
Self-insurance(2)	3,373	3,638
Accrued taxes(3)	2,851	2,323
Other(4)	7,525	7,130
Total accrued liabilities	$18,808	$18,180

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.

(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property liability and employee-related health care benefits.

(3)	Accrued taxes include accrued payroll, value added, sales and miscellaneous other taxes.

(4)	Other accrued liabilities consist of various items such as maintenance, utilities, advertising and interest.